SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES (Tables)
summarizes of change in the fair value of the derivative liabilities

Fair value as of March 31, 2017	346
Additions at fair value	--
Transfers in (out) of Level 3	--
Change in fair value	(346)
Fair value as of March 31, 2018	$--
Additions at fair value	--
Transfers in (out) of Level 3	--
Change in fair value	--
Fair value as of March 31, 2019	$--